Other investments (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other investments
Non-current other investments	€ 3,153	€ 1,006	€ 1,093
Short term investments	7,424	5,092	€ 7,017
Equity securities
Other investments
Non-current other investments	1,279	65
Equity securities | Zegona shares [Member] | Level 3
Other investments
Financial assets at fair value	937	0
Bonds And Debt Securities [Member]
Other investments
Non-current other investments	1,874	941
Short-term investments
Other investments
Short term investments	5,280	3,225
Debt Securities Bonds And Debt Securities [Member]
Other investments
Short term investments	2,139	1,201
Debt Securities Bonds And Debt Securities [Member] | Japanese
Other investments
Short term investments	573	306
Debt Securities Bonds And Debt Securities [Member] | Dutch
Other investments
Short term investments	0	308
Debt Securities Bonds And Debt Securities [Member] | GERMANY
Other investments
Short term investments	498	0
Debt Securities Bonds And Debt Securities [Member] | FRANCE
Other investments
Short term investments	624	587
Debt Securities Bonds And Debt Securities [Member] | BELGIUM
Other investments
Short term investments	444	0
Debt Securities Managed Investment Funds [Member]
Other investments
Short term investments	€ 3,141	2,024
Liquid days	90 days
Collateral assets
Other investments
Short term investments	€ 1,010	741
Other investments
Other investments
Short term investments	1,134	1,126
Other investments | Level 1 | Financial assets at fair value
Other investments
Short term investments	365	459
Equity securities and managed investment funds | Level 1 | Financial assets at fair value
Other investments
Other investments	306	27
Equity securities and managed investment funds | Level 3 | Financial assets at fair value
Other investments
Other investments	937	0
Non Current Investments In Sovereign Securities [Member] | Level 1 | Financial assets at fair value
Other investments
Financial assets at fair value	909	0
Non Current Investments In Sovereign Securities [Member] | Level 1 | Financial assets at amortised cost
Other investments
Financial assets at fair value	913	0
Non Current Investments In Sovereign Securities [Member] | Level 2 | Financial assets at fair value
Other investments
Financial assets at fair value	788	810
Non Current Investments In Sovereign Securities [Member] | Level 2 | Financial assets at amortised cost
Other investments
Financial assets at fair value	864	830
Non Current German Bond Securities [Member]
Other investments
Financial assets at fair value	609	0
Non Current Dutch Bond Securities [Member]
Other investments
Financial assets at fair value	204	0
Non Current European Union government securities [Member]
Other investments
Financial assets at fair value	100	0
Debt securities [member] | VodafoneZiggo Group Holding B.V.
Other investments
Non-current other investments	€ 864	€ 830